Financial Instruments (Effect of Derivative Instruments Table) (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ 291	$ (263)	$ (347)
Gain (loss) recognized in earnings attributable to risk being hedged	(1)	(241)	340
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	1,507	2,095	216
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	1,072	97	167
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	18	(1)	3
Gains and (Losses) excluded from the assessment of hedge effectiveness for fair value hedges	0	0	0
Gains and (Losses) associated with underlying exposure that did not occur or was not expected to occur for cash flow hedges	0	0	0
Gain or (Loss) on fair value hedges ineffectiveness	(2)	4
Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	618	958	43
Foreign exchange Contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	889	1,136	173
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	108	231	(109)
Gain (loss) recognized in earnings attributable to risk being hedged	(1)	(127)	202
Interest expense | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	94	206	(74)
Gain (loss) recognized in earnings attributable to risk being hedged	(1)	(114)	138
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	0	(1)
Interest expense | Foreign exchange Contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	13	0	3
Other (income) and expense | Interest rate contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	(1)	34
Other (income) and expense | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	731	98	162
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	5	(1)	0
Other (income) and expense | Foreign exchange Contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	127	(776)	(328)
Other (income) and expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	(9)	(9)
Cost of sales | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	192	(15)	(34)
SG&A expense | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	149	15	39
SG&A expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ (27)	$ 51	$ 164